UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
                                          Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
                                Glendora, CA 91741
(Name and address of agent for service)

Registrant's telephone number, including area code:    (626) 914-7383

Date of fiscal year end:    November 30

Date of reporting period: October 28, 2007

The Women's Equity Fund was merged out of the Professionaly Managed Portfolios effective October 28, 2007.

Item 1. Proxy Voting Record.

Company	Ticker	Security ID	Meeting Date	Agenda Item Number	Agenda Item	Proponent	Mgmt Rec	Vote Cast
ALLTEL Corp.	AT	20039103	8/29/2007	1	Approve Merger Agreement	Mgmt	For	For
ALLTEL Corp.	AT	20039103	8/29/2007	2	Adjourn Meeting	Mgmt	For	For
Citrix Systems, Inc.	CTXS	177376100	10/18/2007	1.1	Elect Director Stephen M. Dow	Mgmt	For	Withhold
Citrix Systems, Inc.	CTXS	177376100	10/18/2007	1.2	Elect Director Godfrey R. Sullivan	Mgmt	For	Withhold
Citrix Systems, Inc.	CTXS	177376100	10/18/2007	1.3	Elect Director Mark B. Templeton	Mgmt	For	For
Citrix Systems, Inc.	CTXS	177376100	10/18/2007	2	Amend Omnibus Stock Plan	Mgmt	For	For
Citrix Systems, Inc.	CTXS	177376100	10/18/2007	3	Require a Majority Vote for the Election of Directors	ShrHoldr	Against	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.1	Elect Director Paul Danos	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.2	Elect Director William T. Esrey	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.3	Elect Director Raymond V. Gilmartin	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.4	Elect Director Judith Richards Hope	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.5	Elect Director Heidi G. Miller	Mgmt	For	Against
General Mills, Inc.	GIS	370334104	9/24/2007	1.6	Elect Director Hilda Ochoa-Brillemberg	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.7	Elect Director Steve Odland	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.8	Elect Director Kendall J. Powell	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.9	Elect Director Michael D. Rose	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.1	Elect Director Robert L. Ryan	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.11	Elect Director Stephen W. Sanger	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	1.12	Elect Director A. Michael Spence	Mgmt	For	Against
General Mills, Inc.	GIS	370334104	9/24/2007	1.13	Elect Director Dorothy A. Terrell	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	2	Ratify Auditors	Mgmt	For	For
General Mills, Inc.	GIS	370334104	9/24/2007	3	Approve Omnibus Stock Plan	Mgmt	For	For
Medtronic, Inc.	MDT	585055106	8/23/2007	1.1	Elect Director David L. Calhoun	Mgmt	For	For
Medtronic, Inc.	MDT	585055106	8/23/2007	1.2	Elect Director Arthur D. Collins, Jr.	Mgmt	For	For
Medtronic, Inc.	MDT	585055106	8/23/2007	1.3	Elect Director James T. Lenehan	Mgmt	For	For
Medtronic, Inc.	MDT	585055106	8/23/2007	1.4	Elect Director Kendall J. Powell	Mgmt	For	For
Medtronic, Inc.	MDT	585055106	8/23/2007	2	Ratify Auditors	Mgmt	For	For
Medtronic, Inc.	MDT	585055106	8/23/2007	3	Declassify the Board of Directors	Mgmt	For	For
Nike, Inc.	NKE	654106103	9/17/2007	1.1	Elect Director Jill K. Conway	Mgmt	For	For
Nike, Inc.	NKE	654106103	9/17/2007	1.2	Elect Director Alan B. Graf, Jr.	Mgmt	For	For
Nike, Inc.	NKE	654106103	9/17/2007	1.3	Elect Director Jeanne P. Jackson	Mgmt	For	For
Nike, Inc.	NKE	654106103	9/17/2007	2	Amend Executive Incentive Bonus Plan	Mgmt	For	For
Nike, Inc.	NKE	654106103	9/17/2007	3	Ratify Auditors	Mgmt	For	For
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007		Meeting for Holders of ADR's
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007	1	TO RECEIVE AND DISCUSS THE COMPANY S CONSOLIDATED BALANCE SHEET, ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Mgmt	For	For
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007	2
TO APPROVE THE BOARD OF DIRECTORS  RECOMMENDATION THAT THE CASH DIVIDEND FOR THE YEAR ENDED DECEMBER 31, 2006, WHICH WAS PAID IN FOUR INSTALLMENTS AND AGGREGATED NIS 1.36 (APPROXIMATELY US$0.31) PER ORDINARY SHARE (OR ADR), BE DECLARED FINAL.
						Mgmt	For	For
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007	3	TO ELECT ABRAHAM E. COHEN AS A DIRECTOR.	Mgmt	For	Against
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007	4	TO ELECT PROF. ROGER D. KORNBERG AS A DIRECTOR	Mgmt	For	For
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007	5	TO ELECT PROF. MOSHE MANY AS A DIRECTOR.	Mgmt	For	For
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007	6	TO ELECT DAN PROPPER AS A DIRECTOR.	Mgmt	For	For
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007	7	TO APPROVE THE PURCHASE OF DIRECTORS AND OFFICERS LIABILITY INSURANCE FOR THE DIRECTORS AND OFFICERS OF THE COMPANY AND ITS SUBSIDIARIES, ALL AS FULLY DESCRIBED IN THE PROXY STATEMENT.	Mgmt	For	For
Teva Pharmaceutical Industries Ltd.		881624209	7/17/2007	8
TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS THE COMPANY S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2008 ANNUAL MEETING OF SHAREHOLDERS AND TO AUTHORIZE THE AUDIT COMMITTEE TO DETERMINE THEIR
						Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	1.1	Elect Director Rajat K. Gupta	Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	1.2	Elect Director A. G. Lafley	Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	1.3	Elect Director Lynn M. Martin	Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	1.4	Elect Director Johnathan A. Rodgers	Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	1.5	Elect Director John F. Smith, Jr.	Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	1.6	Elect Director Ralph Snyderman, M.D.	Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	1.7	Elect Director Margaret C. Whitman	Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	2	Ratify Auditor	Mgmt	For	For
The Procter & Gamble Company	PG	742718109	10/9/2007	3	Prohibit Executive Stock-Based Awards	ShrHoldr	Against	Against
The Procter & Gamble Company	PG	742718109	10/9/2007	4	Report on Free Enterprise Initiatives	ShrHoldr	Against	Against
The Procter & Gamble Company	PG	742718109	10/9/2007	5	Report on Animal Welfare	ShrHoldr	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Robert M. Slotky
Robert M. Slotky
President
Principal Executive Officer

Date     08/21/2008
* Print the name and title of each signing officer under his or her signature.